OPERATING LEASES (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2015	Dec. 31, 2015 USD ($) season	Dec. 31, 2014 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity
2016		$ 438,377
2017		438,044
2018		319,264
2019		253,705
2020		225,372
2021 and thereafter		682,807
Total		2,357,569
Percentage of hire rate paid	75.00%
Equipment Leased to Other Party
Property Subject To Or Available For Operating Lease, Net
Cost		2,431,700	$ 2,121,000
Accumulated depreciation		$ 584,400	$ 497,500
KNPC
Property Subject To Or Available For Operating Lease, Net
Number of regasification seasons | season		5
Period of regasification season		9 months
Option to extend, number of regasification seasons | season		1